Unconsolidated Joint Ventures (Details 6) (Variable interest entity, not the primary beneficiary, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 IRC/IREX Venture II LLC properties	Dec. 31, 2010 IRC/IREX Venture II LLC properties	Dec. 31, 2010 Development joint ventures Land parcel	Dec. 31, 2010 Development joint ventures Multi-tenant outlot building	Dec. 31, 2009 Development joint ventures Walgreens Jennings, MO
Unconsolidated joint ventures
Ownership interest held by the joint venture prior to sale of ownership interest (as a percent)	100.00%
Number of investment properties acquired	22	6
Sale price of property			$ 260	$ 2,350	$ 4,700
Gain (loss) recorded in conjunction with sales			$ (52)	$ 68	$ 885